REPURCHASE OF SHARES	12 Months Ended
Dec. 31, 2015
REPURCHASE OF SHARES
REPURCHASE OF SHARES

13. REPURCHASE OF SHARES

Pursuant to a share repurchase program announced December 30, 2011, the Company’s Board of Directors authorized the Company to repurchase up to $3.2 million of its outstanding ADSs from time to time, based on market conditions. In 2013, the Company repurchased a total of 57,982 ADSs for aggregate consideration of $58,147 from unrelated third parties, at a weighted average price of $1.00 per ADS.  The excess of the repurchase price above par value was charged to additional paid-in capital.  In 2014 and 2015, the Company did not repurchase any ADSs.